INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($) claim	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Carrying value of joint ventures		$ 561	$ 1,054		$ 1,598
(Impairment) reversal of investment in joint venture		(192)	(315)		(2)
Statement of profit or loss
Revenue		4,582	4,501	[1],[2]	4,029	[1],[2]
Finance costs, unwinding of obligations and cash repatriation fee		(157)	(149)	[1],[2]	(116)	[1],[2]
Taxation		(285)	(221)	[1],[2]	(311)	[1],[2]
Profit (loss) for the year		(222)	251	[1],[2],[3]	638	[1],[2],[3]
Total comprehensive income for the year, net of tax		(219)	176	[3]	533	[3]
Dividends received from joint venture (attributable)		180	694		231
Statement of financial position
Non-current assets		6,001	5,868	[4]	5,867	[4]
Cash and cash equivalents		964	1,108	[4]	1,154	[4]
Total assets		8,175	8,013	[4]	8,007	[4]
Total liabilities		$ 4,435	$ 3,938	[4]	$ 3,906	[4]
DRC | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Number of legal claims | claim	15
DRC | Litigation | Claims from Direction Générale des Douanes et Accises
Statement of financial position
Estimated financial effect of contingent liabilities	$ 153
DRC | Litigation | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti
Statement of financial position
Estimated financial effect of contingent liabilities	$ 339
Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		45.00%	45.00%		45.00%
Carrying value of joint ventures		$ 561	$ 1,054		$ 1,598
Statement of profit or loss
Revenue		1,488	1,329		1,470
Other operating costs and expenses		(682)	(588)		(551)
Amortisation of tangible and intangible assets		(214)	(208)		(244)
Finance costs, unwinding of obligations and cash repatriation fee		(19)	(50)		(6)
Interest received		4	5		6
Share of profits of equity accounted joint venture		1	0		0
Taxation		(185)	(156)		(181)
Profit (loss) for the year		393	332		494
Total comprehensive income for the year, net of tax		393	332		494
Dividends received from joint venture (attributable)		180	694		231
Statement of financial position
Non-current assets		2,485	2,420		2,361
Current assets		215	201		162
Cash and cash equivalents		123	92		1,115
Total assets		2,823	2,713		3,638
Non-current financial liabilities		770	51		44
Other non-current liabilities		409	320		226
Current financial liabilities		308	56		14
Other current liabilities		144	105		107
Total liabilities		1,631	532		391
Net assets		$ 1,192	2,181		3,247
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%
Société d’Exploitation des Mines d’Or de Yatela
Disclosure of joint ventures [line items]
(Impairment) reversal of investment in joint venture		$ (1)	(1)		0
The cumulative unrecognised share of losses of the joint ventures:		2	2		2
Group’s share of net assets | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures		596	1,091		1,624
Other | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures		$ 35	$ 37		$ 26

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[4]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.